BNY Mellon Funds Trust (the "Trust")

- BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, are the supplements to the Trust's prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 21, 2013 (SEC Accession No. 0001111565-13-000021).